Short Term Loans (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Short term loans	$ 7,624,061	$ 8,263,038
Total	7,624,061	8,263,038
Secured	7,624,061	8,021,447
Unsecured		241,591
Total	$ 7,624,061	$ 8,263,038